Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

(16) Related Party Transactions

        In connection with the formation of CVR Refining in September 2012 and the Initial Public Offering in January 2013, CVR Refining and CRRM entered into certain agreements with CVR Energy and its subsidiaries that govern the business relations among CVR Refining, its general partner and CRRM on the one hand, and CVR Energy and its subsidiaries, on the other hand. CRRM has previously entered into other agreements with CVR Partners and its subsidiary. Certain of the agreements described below were amended and restated on April 13, 2011 in connection with the initial public offering of CVR Partners; the agreements are described as in effect at March 31, 2013. Amounts owed to CVR Refining and CRRM from CVR Energy and its subsidiaries with respect to these agreements are included in accounts receivable, prepaid expenses and other current assets, and other long-term assets, on the Condensed Consolidated Balance Sheets. Conversely, amounts owed to CVR Energy and its subsidiaries by CVR Refining and CRRM with respect to these agreements are included in accounts payable, accrued expenses and other current liabilities, and other long-term liabilities, on CVR Refining's Condensed Consolidated Balance Sheets.

  Feedstock and Shared Services Agreement

        CRRM entered into a feedstock and shared services agreement with CRNF under which the two parties provide feedstock and other services to one another. These feedstocks and services are utilized in the respective production processes of CRRM's Coffeyville, Kansas refinery and CRNF's nitrogen fertilizer plant.

        Pursuant to the feedstock agreement, CRRM and CRNF have the obligation to transfer excess hydrogen to one another. Net monthly sales of hydrogen to CRNF have been reflected as net sales for CVR Refining. Net monthly receipts of hydrogen from CRNF have been reflected in cost of product sold (exclusive of depreciation and amortization) for CVR Refining. For the three months ended March 31, 2013 and 2012, the net sales generated from the sale of hydrogen to CRNF were approximately $0.2 million and $0, respectively. For the three months ended March 31, 2013 and 2012, CVR Refining also recognized $29,000 and $5.7 million of cost of product sold (exclusive of depreciation and amortization) related to the purchase of excess hydrogen from the nitrogen fertilizer facility, respectively. At March 31, 2013 and December 31, 2012, there was approximately $29,000 and $0.2 million, respectively, of payables included in accounts payable on the Condensed Consolidated Balance Sheets associated with unpaid balances related to hydrogen.

        The agreement provides that both parties must deliver high-pressure steam to one another under certain circumstances. Net reimbursed or (paid) direct operating expenses recorded during the three months ended March 31, 2013 and 2012 were approximately $(3,000) and $36,000, respectively, related to high-pressure steam. Reimbursements or paid amounts for each of the years on a gross basis were nominal.

        CRNF is also obligated to make available to CRRM any nitrogen produced by the Linde air separation plant that is not required for the operation of the nitrogen fertilizer plant, as determined by CRNF in a commercially reasonable manner. Direct operating expenses associated with nitrogen purchased by CRRM from CRNF for the three months ended March 31, 2013 and 2012, were approximately $0.2 million and $0.5 million, respectively. No amounts were paid by CRNF to CRRM for any of the years.

        The agreement also provides a mechanism pursuant to which CRNF transfers a tail gas stream to CRRM. For both the three months ended March 31, 2013 and 2012, CRRM recognized approximately $0.1 million of direct operating expenses generated from the purchase of tail gas from CRNF.

        In April 2011, in connection with the tail gas stream, CRRM installed a pipe between the Coffeyville, Kansas refinery and the nitrogen fertilizer plant to transfer the tail gas. CRNF has agreed to pay CRRM the cost of installing the pipe over the next three years and in the fourth year provide an additional 15% to cover the cost of capital. At March 31, 2013 and December 31, 2012, an asset of approximately $0.5 million was included in other current assets and approximately $0.2 million and $0.4 million, respectively, was included in other non-current assets with an offset liability of approximately $0.2 million in other current liabilities and approximately $1.3 million in other non-current liabilities in the Condensed Consolidated Balance Sheets.

        CRNF also provided finished product tank capacity to CRRM under the agreement. Approximately $0.1 million was incurred by CRRM for the use of tank capacity for both the three months ended March 31, 2013 and 2012. This expense was recorded as direct operating expenses. No amounts were paid in prior years.

        The agreement has an initial term of 20 years, which will be automatically extended for successive five year renewal periods. Either party may terminate the agreement, effective upon the last day of a term, by giving notice no later than three years prior to a renewal date. The agreement will also be terminable by mutual consent of the parties or if one party breaches the agreement and does not cure within applicable cure periods and the breach materially and adversely affects the ability of the terminating party to operate its facility. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        At March 31, 2013 and December 31, 2012, payables of $0.2 million and $0.4 million, respectively, were included in accounts payable on the Condensed Consolidated Balance Sheets associated with amounts yet to be paid related to components of the feedstock and shared services agreement. At March 31, 2013 and December 31, 2012, receivables of $0.8 million and $0.4 million, respectively, were included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets associated with receivables related to components of the feedstock and shared services agreement.

  Coke Supply Agreement

        CRRM entered into a coke supply agreement with CRNF pursuant to which CRRM supplies CRNF with pet coke. This agreement provides that CRRM must deliver to CRNF during each calendar year an annual required amount of pet coke equal to the lesser of (i) 100 percent of the pet coke produced at CRRM's Coffeyville, Kansas petroleum refinery or (ii) 500,000 tons of pet coke. CRNF is also obligated to purchase this annual required amount. If during a calendar month CRRM produces more than 41,667 tons of pet coke, then CRNF will have the option to purchase the excess at the purchase price provided for in the agreement. If CRNF declines to exercise this option, CRRM may sell the excess to a third party.

        The price CRNF pays pursuant to the pet coke supply agreement is based on the lesser of a pet coke price derived from the price received for urea ammonium nitrate ("UAN"), or the UAN-based price, and a pet coke price index. The UAN-based price begins with a pet coke price of $25 per ton based on a price per ton for UAN (exclusive of transportation cost), or netback price, of $205 per ton, and adjusts up or down $0.50 per ton for every $1.00 change in the netback price. The UAN-based price has a ceiling of $40 per ton and a floor of $5 per ton.

        CRNF pays any taxes associated with the sale, purchase, transportation, delivery, storage or consumption of the pet coke. Amounts payable under the feedstock and shared services agreements can be offset with any amount receivable for pet coke.

        The agreement has an initial term of 20 years and will be automatically extended for successive five year renewal periods. Either party may terminate the agreement by giving notice no later than three years prior to a renewal date. The agreement is also terminable by mutual consent of the parties or if a party breaches the agreement and does not cure within applicable cure periods. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        Net sales associated with the transfer of pet coke from CRRM to CRNF were approximately $2.7 million and $2.4 million for the three months ended March 31, 2013 and 2012, respectively. Receivables of $0.9 million and $0.6 million related to the coke supply agreement were included in accounts receivable on the Condensed Consolidated Balance Sheets at March 31, 2013 and December 31, 2012, respectively.

  Terminal Operating and Lease Agreement

        On May 4, 2012, CRT entered into an operating and lease agreement with CRNF, under which it leases premises to CRNF located at Phillipsburg, Kansas, which CRNF uses as a UAN terminal. The initial term of the agreement will expire in May 2032, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, this agreement will automatically renew for successive five-year terms, provided that CRNF may terminate the agreement during any renewal term with at least 180 days written notice. CRNF will pay CRT $1.00 per year for rent, $4.00 per ton of UAN placed into the terminal and $4.00 per ton of UAN taken out of the terminal. For the three months ended March 31, 2013, revenue related to the terminal operating and lease agreement totalled approximately $7,000.

  Lease Agreement

        CRRM entered into a lease agreement with CRNF under which CRNF leases certain office and laboratory space. The initial term of the lease will expire in October 2017, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, CRNF has the option to renew the lease agreement for up to five additional one-year periods by providing CRRM with notice of renewal at least 60 days prior to the expiration of the then existing term. For the three months ended March 31, 2013 and 2012, amounts received related to the use of the office and laboratory space totaled approximately $27,000 and $26,000, respectively. There were no receivables outstanding with respect to the lease agreement as of March 31, 2013 and December 31, 2012, respectively.

  Environmental Agreement

        CRRM entered into an environmental agreement with CRNF which provides for certain indemnification and access rights in connection with environmental matters affecting the Coffeyville, Kansas refinery and the nitrogen fertilizer plant. Generally, both CRRM and CRNF have agreed to indemnify and defend each other and each other's affiliates against liabilities associated with certain hazardous materials and violations of environmental laws that are a result of or caused by the indemnifying party's actions or business operations. This obligation extends to indemnification for liabilities arising out of off-site disposal of certain hazardous materials. Indemnification obligations of the parties will be reduced by applicable amounts recovered by an indemnified party from third parties or from insurance coverage.

        The agreement provides for indemnification in the case of contamination or releases of hazardous materials that were present but unknown at the time the agreement was entered into to the extent such contamination or releases were identified in reasonable detail through October 2012. The agreement further provides for indemnification in the case of contamination or releases which occur subsequent to the execution of the agreement.

        The term of the agreement is for at least 20 years, or for so long as the feedstock and shared services agreement is in force, whichever is longer.

  Services Agreement

        On December 31, 2012, CVR Refining entered into a services agreement with CVR Energy. CVR Refining obtains certain management and other services from CVR Energy pursuant to a services agreement between the Partnership, CVR Refining GP and CVR Energy. Under this agreement, the Partnership's general partner has engaged CVR Energy to conduct a substantial portion of its day-to-day business operations. CVR Energy provides CVR Refining with the following services under the agreement, among others:

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  services from CVR Energy's employees in capacities equivalent to the capacities of corporate executive officers, except that those who serve in such capacities under the agreement shall serve the Partnership on a shared, part-time basis only, unless the Partnership and CVR Energy agree otherwise;

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  administrative and professional services, including legal, accounting services, human resources, insurance, tax, credit, finance, government affairs and regulatory affairs;

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  management of the Partnership's property and the property of its operating subsidiaries in the ordinary course of business;

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  recommendations on capital raising activities to the board of directors of the Partnership's general partner, including the issuance of debt or equity interests, the entry into credit facilities and other capital market transactions;
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  managing or overseeing litigation and administrative or regulatory proceedings, establishing appropriate insurance policies for the Partnership and providing safety and environmental advice;

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  recommending the payment of distributions; and

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  managing or providing advice for other projects, including acquisitions, as may be agreed by CVR Energy and the Partnership's general partner from time to time.

        As payment for services provided under the agreement, the Partnership, its general partner or subsidiaries must pay CVR Energy (i) all costs incurred by CVR Energy or its affiliates in connection with the employment of its employees, other than administrative personnel, who provide the Partnership services under the agreement on a full-time basis, but excluding share-based compensation; (ii) a prorated share of costs incurred by CVR Energy or its affiliates in connection with the employment of its employees, including administrative personnel, who provide the Partnership services under the agreement on a part-time basis, but excluding share-based compensation, and such prorated share shall be determined by CVR Energy on a commercially reasonable basis, based on the percentage of total working time that such shared personnel are engaged in performing services for the Partnership; (iii) a prorated share of certain administrative costs, including office costs, services by outside vendors, other sales, general and administrative costs and depreciation and amortization; and (iv) various other administrative costs in accordance with the terms of the agreement, including travel, insurance, legal and audit services, government and public relations and bank charges.

        Either CVR Energy or the Partnership's general partner may temporarily or permanently exclude any particular service from the scope of the agreement upon 180 days' notice. Beginning in January 2014, either CVR Energy or the Partnership's general partner may terminate the agreement upon at least 180 days', but not more than one year's notice. Furthermore, the Partnership's general partner may terminate the agreement immediately if CVR Energy becomes bankrupt or dissolves or commences liquidation or winding-up procedures.

        In order to facilitate the carrying out of services under the agreement, CVR Refining and CVR Energy have granted one another certain royalty-free, non-exclusive and non-transferable rights to use one another's intellectual property under certain circumstances.

        The agreement also contains an indemnity provision whereby the Partnership, its general partner, and its subsidiaries, as indemnifying parties, agree to indemnify CVR Energy and its affiliates (other than the indemnifying parties themselves) against losses and liabilities incurred in connection with the performance of services under the agreement or any breach of the agreement, unless such losses or liabilities arise from a breach of the agreement by CVR Energy or other misconduct on its part, as provided in the agreement. The agreement contains a provision stating that CVR Energy is an independent contractor under the agreement and nothing in the agreement may be construed to impose an implied or express fiduciary duty owed by CVR Energy, on the one hand, to the recipients of services under the agreement, on the other hand. The agreement prohibits recovery of lost profits or revenue, or special, incidental, exemplary, punitive or consequential damages from CVR Energy or certain affiliates, except in cases of gross negligence, willful misconduct, bad faith, reckless disregard in performance of services under the agreement, or fraudulent or dishonest acts.

        Net amounts incurred under the services agreement for the three months ended March 31, 2013 were approximately $20.9 million. Of these charges approximately $14.6 million were included in selling, general and administrative expenses (exclusive of depreciation and amortization). In addition, $6.3 million were included in direct operating expenses (exclusive of depreciation and amortization). At March 31, 2013, payables of $8.2 million were included in accounts payable on the Condensed Consolidated Balance Sheets with respect to amounts billed in accordance with the services agreement. See Note 15 ("Allocation of Costs") for costs allocated to CVR Refining for the three months ended March 31, 2012 prior to this services agreement going into effect on December 31, 2012.

  Limited Partnership Agreement

        In connection with the Initial Public Offering, CVR Refining GP and CVR Refining Holdings entered into the first amended and restated agreement of limited partnership of the Partnership, dated January 23, 2013.

        The Partnership's general partner manages the Partnership's operations and activities as specified in the partnership agreement. The general partner of the Partnership is managed by its board of directors. CVR Refining Holdings has the right to select the directors of the general partner. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the general partner and not by its board of directors. The members of the board of directors of the general partner are not elected by the unitholders and are not subject to re-election on a regular basis by the unitholders. The officers of the general partner manage the day-to-day affairs of the Partnership's business.

        The partnership agreement provides that the Partnership will reimburse its general partner for all direct and indirect expenses it incurs or payments it makes on behalf of the Partnership (including salary, bonus, incentive compensation and other amounts paid to any person to perform services for the Partnership or for its general partner in connection with operating the Partnership). No amounts were incurred or reimbursed under the partnership agreement for the three months ended March 31, 2013.

  Intercompany Credit Facility

        On January 23, 2013, prior to the closing of the Initial Public Offering, the Partnership entered into a $150.0 million intercompany credit facility, with CRLLC as the lender, to be used to fund growth capital expenditures. The intercompany credit facility is for a term of six years and bears interest at a rate of LIBOR plus 3% per annum. There were no amounts outstanding under the intercompany credit facility at March 31, 2013. See Note 8 ("Long-Term Debt") for additional discussion of the intercompany credit facility.

  Insight Portfolio Group

        Insight Portfolio Group LLC ("Insight Portfolio Group") is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. In January 2013, CVR Energy acquired a minority equity interest in Insight Portfolio Group. The Partnership participates in Insight Portfolio Group's buying group through its relationship with CVR Energy. The Partnership may purchase a variety of goods and services as members of the buying group at prices and on terms that management believes would be more favorable than those which would be achieved on a stand-alone basis.

(15) Related Party Transactions

        In connection with the formation of CVR Refining in September 2012, CVR Refining and CRRM entered into an agreement with CVR Energy and its subsidiaries that governs the business relations among CVR Refining, its general partner and CRRM on the one hand, and CVR Energy and its subsidiaries, on the other hand. CRRM has previously entered into other agreements with CVR Partners and its subsidiary. Certain of the agreements described below were amended and restated on April 13, 2011 in connection with the initial public offering of CVR Partners; the agreements are described as in effect at December 31, 2012. Amounts owed to CVR Refining and CRRM from CVR Energy and its subsidiaries with respect to these agreements are included in accounts receivable, prepaid expenses and other current assets, and other long-term assets, on the Consolidated and Combined Balance Sheets. Conversely, amounts owed to CVR Energy and its subsidiaries by CVR Refining and CRRM with respect to these agreements are included in accounts payable, accrued expenses and other current liabilities, and other long-term liabilities, on CVR Refining's Consolidated and Combined Balance Sheets.

  Insight Portfolio Group LLC (formerly known as Icahn Sourcing, LLC)

        Icahn Sourcing, LLC ("Icahn Sourcing") is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. The Partnership was a member of the buying group in 2012 through its relationship with CVR Energy. Prior to December 31, 2012, the Partnership did not pay Icahn Sourcing any fees or other amounts with respect to the buying group arrangement.

        In December, 2012, Icahn Sourcing advised Icahn Enterprises that effective January 1, 2013 it would restructure its ownership and change its name to Insight Portfolio Group LLC ("Insight Portfolio Group"). CVR Energy acquired a minority equity interest in Insight Portfolio Group and agreed to pay a portion of Insight Portfolio Group's operating expenses in 2013. The Partnership participates in Insight Portfolio Group's buying group through its relationship with CVR Energy. The Partnership may purchase a variety of goods and services as members of the buying group at prices and on terms that management believes would be more favorable than those which would be achieved on a stand-alone basis.

  Feedstock and Shared Services Agreement

        CRRM entered into a feedstock and shared services agreement with CRNF under which the two parties provide feedstock and other services to one another. These feedstocks and services are utilized in the respective production processes of CRRM's Coffeyville, Kansas refinery and CRNF's nitrogen fertilizer plant.

        Pursuant to the feedstock agreement, CRRM and CRNF have the obligation to transfer excess hydrogen to one another. Net monthly sales of hydrogen to CRNF have been reflected as net sales for CVR Refining. Net monthly receipts of hydrogen from CRNF have been reflected in cost of product sold (exclusive of depreciation and amortization) for CVR Refining. For the years ended December 31, 2012, 2011 and 2010, the net sales generated from the sale of hydrogen to CRNF were approximately $0.2 million, $1.0 million and $1.8 million, respectively. For the years ended December 31, 2012, 2011 and 2010, CVR Refining also recognized $6.3 million, $14.2 million and $0.1 million of cost of product sold (exclusive of depreciation and amortization) related to the purchase of excess hydrogen from the nitrogen fertilizer facility, respectively. At December 31, 2012 and 2011, there was approximately $0.2 million and $0.1 million, respectively, of payables included in accounts payable on the Consolidated and Combined Balance Sheets associated with unpaid balances related to hydrogen.

        The agreement provides that both parties must deliver high-pressure steam to one another under certain circumstances. Net reimbursed or (paid) direct operating expenses recorded during the years ended December 31, 2012, 2011 and 2010 were approximately $10,000, $0.2 million and $0.1 million, respectively, related to high-pressure steam. Reimbursements or paid amounts for each of the years on a gross basis were nominal.

        CRNF is also obligated to make available to CRRM any nitrogen produced by the Linde air separation plant that is not required for the operation of the nitrogen fertilizer plant, as determined by CRNF in a commercially reasonable manner. Direct operating expenses associated with nitrogen purchased by CRRM from CRNF for the years ended December 31, 2012, 2011 and 2010, were approximately $1.4 million, $1.5 million and $0.8 million, respectively. No amounts were paid by CRNF to CRRM for any of the years.

        The agreement also provides a mechanism pursuant to which CRNF transfers a tail gas stream to CRRM. For the years ended December 31, 2012 and 2011, CRRM recognized approximately $0.2 million of direct operating expenses generated from the purchase of tail gas from CRNF.

        In April 2011, in connection with the tail gas stream, CRRM installed a pipe between the Coffeyville, Kansas refinery and the nitrogen fertilizer plant to transfer the tail gas. CRNF has agreed to pay CRRM the cost of installing the pipe over the next three years and in the fourth year provide an additional 15% to cover the cost of capital. At December 31, 2012 and 2011, an asset of approximately $0.5 million was included in other current assets and approximately $0.4 million and $0.8 million, respectively, was included in other non-current assets with an offset liability of approximately $0.2 million in other current liabilities and approximately $1.3 million and $1.5 million, respectively, in other non-current liabilities in the Consolidated and Combined Balance Sheets.

        CRNF also provided finished product tank capacity to CRRM under the agreement. Approximately $0.1 million and $0.3 million was incurred by CRRM for the use of tank capacity for the year ended December 31, 2012 and 2011. This expense was recorded as direct operating expenses. No amounts were paid in prior years.

        The agreement has an initial term of 20 years, which will be automatically extended for successive five year renewal periods. Either party may terminate the agreement, effective upon the last day of a term, by giving notice no later than three years prior to a renewal date. The agreement will also be terminable by mutual consent of the parties or if one party breaches the agreement and does not cure within applicable cure periods and the breach materially and adversely affects the ability of the terminating party to operate its facility. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        At December 31, 2012 and 2011, payables of $0.4 million and $0.3 million, respectively, were included in accounts payable on the Consolidated and Combined Balance Sheets associated with amounts yet to be paid related to components of the feedstock and shared services agreement. At December 31, 2012 and 2011, receivables of $0.4 million and $0.3 million, respectively, were included in prepaid expenses and other current assets on the Consolidated and Combined Balance Sheets associated with receivables related to components of the feedstock and shared services agreement.

  Coke Supply Agreement

        CRRM entered into a coke supply agreement with CRNF pursuant to which CRRM supplies CRNF with pet coke. This agreement provides that CRRM must deliver to CRNF during each calendar year an annual required amount of pet coke equal to the lesser of (i) 100 percent of the pet coke produced at CRRM's Coffeyville, Kansas petroleum refinery or (ii) 500,000 tons of pet coke. CRNF is also obligated to purchase this annual required amount. If during a calendar month CRRM produces more than 41,667 tons of pet coke, then CRNF will have the option to purchase the excess at the purchase price provided for in the agreement. If CRNF declines to exercise this option, CRRM may sell the excess to a third party.

        The price CRNF pays pursuant to the pet coke supply agreement is based on the lesser of a pet coke price derived from the price received for urea ammonium nitrate ("UAN"), or the UAN-based price, and a pet coke price index. The UAN-based price begins with a pet coke price of $25 per ton based on a price per ton for UAN (exclusive of transportation cost), or netback price, of $205 per ton, and adjusts up or down $0.50 per ton for every $1.00 change in the netback price. The UAN-based price has a ceiling of $40 per ton and a floor of $5 per ton.

        CRNF pays any taxes associated with the sale, purchase, transportation, delivery, storage or consumption of the pet coke. Amounts payable under the feedstock and shared services agreements can be offset with any amount receivable for pet coke.

        The agreement has an initial term of 20 years and will be automatically extended for successive five year renewal periods. Either party may terminate the agreement by giving notice no later than three years prior to a renewal date. The agreement is also terminable by mutual consent of the parties or if a party breaches the agreement and does not cure within applicable cure periods. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        Net sales associated with the transfer of pet coke from CRRM to CRNF were approximately $9.9 million, $11.4 million and $4.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Receivables of $0.6 million and $1.0 million related to the coke supply agreement were included in accounts receivable on the Consolidated and Combined Balance Sheets at December 31, 2012, and 2011, respectively.

  Lease Agreement

        CRRM entered into a lease agreement with CRNF under which CRNF leases certain office and laboratory space. The initial term of the lease will expire in October 2017, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, CRNF has the option to renew the lease agreement for up to five additional one-year periods by providing CRRM with notice of renewal at least 60 days prior to the expiration of the then existing term. For the years ended December 31, 2012, 2011 and 2010, amounts received related to the use of the office and laboratory space totaled approximately $0.1 million for all years. There were no receivables outstanding with respect to the lease agreement as of December 31, 2012 and 2011, respectively.

  Environmental Agreement

        CRRM entered into an environmental agreement with CRNF which provides for certain indemnification and access rights in connection with environmental matters affecting the Coffeyville, Kansas refinery and the nitrogen fertilizer plant. Generally, both CRRM and CRNF have agreed to indemnify and defend each other and each other's affiliates against liabilities associated with certain hazardous materials and violations of environmental laws that are a result of or caused by the indemnifying party's actions or business operations. This obligation extends to indemnification for liabilities arising out of off-site disposal of certain hazardous materials. Indemnification obligations of the parties will be reduced by applicable amounts recovered by an indemnified party from third parties or from insurance coverage.

        The agreement provides for indemnification in the case of contamination or releases of hazardous materials that were present but unknown at the time the agreement was entered into to the extent such contamination or releases are identified in reasonable detail through October 2012. The agreement further provides for indemnification in the case of contamination or releases which occur subsequent to the execution of the agreement.

        The term of the agreement is for at least 20 years, or for so long as the feedstock and shared services agreement is in force, whichever is longer.

  Interest Rate Swap

        On June 30, 2005, CRLLC entered into three Interest Rate Swap agreements with J. Aron for the benefit of CRRM. Approximately $(16,000) was recognized in gain (loss) on derivatives, net, related to these swap agreements for the year ended December 31, 2010. The Interest Rate Swap expired June 30, 2010.

  Financing and Other

        In March 2010, CRLLC amended its outstanding first priority credit facility, which was incurred for the benefit of the Refining Subsidiaries. In connection with the amendment, CVR Refining paid a subsidiary of GS fees and expenses of approximately $0.9 million for their services as lead bookrunner. In addition, on April 6, 2010, a subsidiary of GS received a fee of $2.0 million as a participating underwriter upon completion of the issuance of the Old Notes (as described in Note 10 "Long-Term Debt").

        For the years ended December 31, 2011 and 2010, CVR Refining recognized approximately $0.5 million and $0.7 million, respectively, in expenses for the benefit of GS, Kelso Investment Associates VII, L.P. and related entities, and the president, chief executive officer and chairman of the Board of CVR Energy, in connection with CVR Energy's Registration Rights Agreement. These amounts included registration and filing fees, printing fees, external accounting fees and external legal fees.